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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                          SUPPLEMENT DATED MAY 1, 2005
                                       TO
                        THE PROSPECTUS DATED MAY 1, 2005



This Supplement updates information contained in the prospectus dated May 1, 2005 for the Class XC variable annuity contract (the "contract") issued by MetLife Investors Insurance Company. This Supplement should be read and kept together with your contract prospectus for future reference.


The following information is added to "Appendix A--Condensed Financial Information" on page A-1:

                                                                NUMBER OF
                             ACCUMULATION     ACCUMULATION    ACCUMULATION
                             UNIT VALUE AT   UNIT VALUE AT        UNITS
                             BEGINNING OF        END OF      OUTSTANDING AT
                                PERIOD           PERIOD       END OF PERIOD
---------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT

01/01/2004  to  12/31/2004    42.480556        47.094351       125,176.7045


If you have any questions, please contact your account representative.


                                                           SUPP-MLIMO-XC-AUV-PRO